Financial Instruments by Category as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Assets

Financial assets

Financial assets at amortized cost
US$’000
Trade receivables	50,410
Financial assets included in prepayments, other receivables and other assets (note 17)	1,067
Financial assets measured at amortized cost	29,937
Lease receivables	94
Time deposits	168,225
Pledged deposits	1,444
Cash and cash equivalents	688,938
940,115

Financial assets

Financial assets at amortized cost
US$’000
Trade receivables	75,000
Financial assets included in prepayments, other receivables and other assets (note 17)	344
Lease receivables	619
Time deposits	50,000
Pledged deposits	384
Cash and cash equivalents	455,689
582,036

Summary of Financial Liabilities

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit and loss
	US$’000	US$’000
Trade and notes payables	7,043	—
Warrant liability	—	87,900
Financial liabilities included in other payables and accruals (note 21)	16,867	—
Interest-bearing loans and borrowings	120,462	—
Lease liabilities	2,504	—
	146,876	87,900

Financial liabilities

Financial liabilities at amortized cost
US$’000
Trade and notes payables	5,238
Financial liabilities included in other payables and accruals (note 21)	25,760
Lease liabilities	3,373
34,371